Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Condensed Consolidated Balance Sheets
Significant related party transactions included in the Condensed Consolidated Balance Sheets are summarized below (in thousands):

	September 30,	December 31,
	2021	2020
Accounts receivable, net:
Joyn	$1	$—
Motif	3,750	2,403
Genomatica	—	1,500
Allonnia	971	1,309
Synlogic	—	—
Arcaea	1,328	—

	$6,050	$5,212

Deferred revenue, current and non-current:
Joyn	$5,595	$9,862
Motif	53,184	53,952
Genomatica	20,499	30,128
Allonnia	38,016	26,064
Synlogic	60	72
Arcaea	47,356	—
Other equity investee	10,000	—

	$174,710	$120,078

Related party transactions included in the Consolidated Balance Sheets, excluding the Company’s investments and equity method investments, are summarized below (in thousands):

	Joyn	Motif	Genomatica	Allonnia	Synlogic	Total
Balances as of December 31, 2020
Accounts receivable, net	$—	$2,403	$1,500	$1,309	$—	$5,212
Prepaid expenses and other current assets	$24	$232	$—	$13	$—	$269
Deferred revenue, current and non-current	$9,862	$53,952	$30,128	$26,064	$72	$120,078

Balances as of December 31, 2019
Accounts receivable, net	$163	$4,054	$—	$—	$—	$4,217
Deferred revenue, current and non-current	$17,135	$62,513	$38,059	$24,480	$144	$142,331

Summary of Condensed Consolidated Statements of Operations and Comprehensive Loss
Significant related party transactions included in the Condensed Consolidated Statements of Operations and Comprehensive Loss are summarized below (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Foundry revenue:
Joyn	$1,515	$2,151	$4,267	$5,733
Motif	6,099	3,034	16,203	15,036
Genomatica	3,279	748	9,480	6,169
Allonnia	913	1,322	4,277	2,784
Synlogic	2	15	12	62
Arcaea	1,316	—	2,507	—

	$13,124	$7,270	$36,746	$29,784

Related party transactions included in the Consolidated Statements Operations and Comprehensive Loss, excluding the losses on the Company’s investments and equity method investments, are summarized below (in thousands):

	Joyn	Motif	Genomatica	Allonnia	Synlogic	Glycosyn	Total
For the Year Ended December 31, 2020
Foundry revenue	$7,273	$20,798	$9,431	$4,960	$73	$—	$42,535
Other income, net	$407	$314	$—	$—	$—	$—	$721

For the Year Ended December 31, 2019
Foundry revenue	$9,349	$18,986	$6,248	$—	$17	$668	$35,268
Interest income	$—	$—	$—	$—	$—	$163	$163
Other income, net	$222	$42	$—	$—	$—	$1,530	$1,794

Summary of Related Party Transactions Included in the Changes in Operating Assets And Liabilities in the Consolidated Statements of Cash Flows
Related party transactions included in the changes in operating assets and liabilities in the Consolidated Statements of Cash Flows are summarized below (in thousands):

	Joyn	Motif	Genomatica	Allonnia	Synlogic	Glycosyn	Total
For the Year Ended December 31, 2020
Accounts receivable, net	$163	$1,651	$(1,500)	$(1,309)	$—	$—	$(995)
Prepaid expenses and other current assets	$(24)	$(232)	$—	$(13)	$—	$—	$(269)
Deferred revenue, current and non-current	$(7,273)	$(8,561)	$(7,931)	$1,584	$(72)	$—	$(22,253)

For the Year Ended December 31, 2019
Accounts receivable, net	$(54)	$(2,035)	$8	$—	$—	$(140)	$(2,221)
Deferred revenue, current and non-current	$5,719	$9	$(2,232)	$—	$144	$(528)	$3,112